Consolidated Credit Supported Variable Interest Entities (Detail) (Credit Supported, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Variable Interest Entity [Line Items]
Assets	$ 14
Liabilities	22
Available-for-sale
Variable Interest Entity [Line Items]
Assets	14
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Liabilities	22
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	24
Variable Interest Entity, Primary Beneficiary | Available-for-sale
Variable Interest Entity [Line Items]
Maximum loss exposure	14
Variable Interest Entity, Primary Beneficiary | Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 10